Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000014885 | Carvana Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014885 | Rush Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014885 | Synovus Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014885 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014885 | SkyWest, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014885 | SentinelOne, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014885 | Modine Manufacturing Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014885 | Siegfried Holding AG
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014885 | TopBuild Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000014885 | Builders FirstSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000014885 | Korea
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014885 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000014885 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000014885 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000014885 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000014885 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000014885 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000014885 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000014885 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014885 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014885 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014885 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014885 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.00%
C000014885 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000014885 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014885 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014885 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014885 | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014885 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014885 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014885 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014885 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014885 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000014885 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014885 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014888 | Carvana Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014888 | Rush Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014888 | Synovus Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014888 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014888 | SkyWest, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014888 | SentinelOne, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014888 | Modine Manufacturing Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014888 | Siegfried Holding AG
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014888 | TopBuild Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000014888 | Builders FirstSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000014888 | Korea
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014888 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000014888 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000014888 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000014888 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000014888 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000014888 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000014888 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000014888 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014888 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014888 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014888 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014888 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.00%
C000014888 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000014888 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014888 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014888 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014888 | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014888 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014888 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014888 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014888 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014888 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000014888 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014888 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148173 | Carvana Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000148173 | Rush Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000148173 | Synovus Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000148173 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000148173 | SkyWest, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000148173 | SentinelOne, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000148173 | Modine Manufacturing Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000148173 | Siegfried Holding AG
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000148173 | TopBuild Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000148173 | Builders FirstSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000148173 | Korea
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148173 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000148173 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000148173 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000148173 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000148173 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000148173 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000148173 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000148173 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000148173 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000148173 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148173 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148173 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.00%
C000148173 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000148173 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000148173 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000148173 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148173 | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148173 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148173 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148173 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148173 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000148173 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000148173 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000148173 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014889 | Carvana Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014889 | Rush Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014889 | Synovus Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014889 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014889 | SkyWest, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014889 | SentinelOne, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014889 | Modine Manufacturing Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014889 | Siegfried Holding AG
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014889 | TopBuild Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000014889 | Builders FirstSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000014889 | Korea
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014889 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000014889 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000014889 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000014889 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000014889 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000014889 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000014889 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000014889 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014889 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014889 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014889 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014889 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.00%
C000014889 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000014889 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014889 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014889 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014889 | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014889 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014889 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014889 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014889 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014889 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000014889 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014889 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000070263 | Carvana Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000070263 | Rush Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000070263 | Synovus Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000070263 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000070263 | SkyWest, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000070263 | SentinelOne, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000070263 | Modine Manufacturing Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000070263 | Siegfried Holding AG
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000070263 | TopBuild Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000070263 | Builders FirstSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000070263 | Korea
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000070263 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000070263 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000070263 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000070263 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000070263 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000070263 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000070263 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000070263 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000070263 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000070263 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000070263 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000070263 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.00%
C000070263 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000070263 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000070263 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000070263 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000070263 | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000070263 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000070263 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000070263 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000070263 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000070263 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000070263 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000070263 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%